Reportable Segments - Sales by Geography (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 124,050	$ 130,675	$ 115,641	$ 125,554	$ 128,943	$ 143,947	$ 138,148	$ 121,709	$ 495,920	$ 532,747	$ 527,661
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									443,682	492,146	488,414
Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 52,238	$ 40,601	$ 39,247